Borrowings and financial liabilities - Repayable advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings and financial liabilities
Balance at beginning of period	€ 23,640
Balance at end of period	(15,849)	€ 23,640
Value on redemption	882
Less than 1 year
Borrowings and financial liabilities
Value on redemption	196
One to five years
Borrowings and financial liabilities
Value on redemption	686
BPI - Sarcob
Borrowings and financial liabilities
Balance at beginning of period		56
Repayment		(59)
Financial expenses		1
Others		2
BPI - BIO101
Borrowings and financial liabilities
Balance at beginning of period	324	474
Repayment	(220)	(165)
Financial expenses	6	15
Balance at end of period	110	324
Value on redemption	110	324
BPI - BIO101 | Less than 1 year
Borrowings and financial liabilities
Value on redemption	110	269
BPI - BIO101 | One to five years
Borrowings and financial liabilities
Value on redemption		55
AFM Telethon - BIO101
Borrowings and financial liabilities
Balance at beginning of period	385	386
Financial expenses	6	8
Others		(9)
Balance at end of period	391	385
Value on redemption	391	385
AFM Telethon - BIO101 | Less than 1 year
Borrowings and financial liabilities
Value on redemption	48	91
AFM Telethon - BIO101 | One to five years
Borrowings and financial liabilities
Value on redemption	343	294
BPI - BIO201
Borrowings and financial liabilities
Balance at beginning of period	373	367
Financial expenses	7	7
Balance at end of period	381	373
Value on redemption	381	373
BPI - BIO201 | Less than 1 year
Borrowings and financial liabilities
Value on redemption	38
BPI - BIO201 | One to five years
Borrowings and financial liabilities
Value on redemption	343	373
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	1,083	1,284
Repayment	(220)	(225)
Financial expenses	19	31
Others		(7)
Balance at end of period	€ 882	1,083
Value on redemption		1,083
Conditional advances | Less than 1 year
Borrowings and financial liabilities
Value on redemption		360
Conditional advances | One to five years
Borrowings and financial liabilities
Value on redemption		€ 722